Warrant Liability (Details) - Schedule of Key Inputs into the Black-Scholes Model	Jun. 30, 2024	Dec. 31, 2023
Share price [Member] | USD [Member]
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability measurement inputs	16.31	0.91
Share price [Member] | RMB [Member]
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability measurement inputs	116.24	6.45
Risk-free interest rate [Member] | USD [Member]
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability measurement inputs	4.5	3.95
Risk-free interest rate [Member] | RMB [Member]
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability measurement inputs	4.5	3.95
Volatility [Member] | USD [Member]
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability measurement inputs	5.7	5.7
Volatility [Member] | RMB [Member]
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability measurement inputs	5.7	5.7
Exercise price [Member] | USD [Member]
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability measurement inputs	115	11.5
Exercise price [Member] | RMB [Member]
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability measurement inputs	819.58	81.45
Warrant life (yr) [Member] | USD [Member]
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability measurement inputs	3.42	3.92
Warrant life (yr) [Member] | RMB [Member]
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability measurement inputs	3.42	3.92